SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jun. 30, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED JUNE 30, 2009, 2010 and 2011

(Dollars in Thousands)

Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning Of Period	Additions Charged to Costs and Expenses	Other (Deductions)/ Additions (A)	Balance At End Of Period
Allowance for doubtful accounts:
Year ended June 30, 2009	$16,843	$9,157	$(6,185)	$19,815
Year ended June 30, 2010	$19,815	$1,871	$(6,985)	$14,701
Year ended June 30, 2011	$14,701	$7,520	$(11,749)	$10,472
Deferred tax asset valuation allowance:
Year ended June 30, 2009	$78,631	$34,122	$130	$112,883
Year ended June 30, 2010	$112,883	$22,970	$(43,054)	$92,799
Year ended June 30, 2011	$92,799	$102,472	$(2,367)	$192,904

(A)	For allowance for doubtful accounts, net balance of deductions due to uncollectible accounts charged off and additions due to acquisitions or recoveries. For deferred tax asset valuation allowance, primarily represents adjustments due to acquisitions and net operating losses.